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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2002

Check here if Amendment  [ ]; Amendment Number:
         This Amendment (Check only one):  [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Alleghany Corporation
Address:          375 Park Avenue
                  New York, NY  10152

Form 13F File Number:  28-1590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter R. Sismondo
Title:            Vice President, Controller, Treasurer and Assistant Secretary
Phone:            212-752-1356

Signature, Place, and Date of Signing:

   /s/Peter R. Sismondo       New York, NY              May 8, 2002
---------------------------------------------------------------------------
      [Signature]             [City, State]               [Date]
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Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         51
Form 13F Information Table Value Total:   $573,600
                                         (thousands)

List of Other Included Managers:  None
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SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 03/31/2002

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       COLUMN 1 & 2                 COLUMN 3       COLUMN 4             COLUMN 5        COLUMN 6      COLUMN 7       COLUMN 8
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                                                                                       INVESTMENT                     VOTING
NAME OF ISSUER AND TITLE OF CLASS     CUSIP         MARKET      SHRS OR  SH/  PUT/     DISCRETION      MANAGER      AUTHORITY
                                                    VALUE      PRIN AMT  PRN  CALL  SOLE  SHRD  OTHER           SOLE  SHRD  NONE
                                                   (X 1000)                         (A)   (B)   (C)              (A)   (B)  (C)

ACE LTD                             G0070K103       2,439        58,500  SH                 X                     X
ALLIANT ENERGY CORP                 018802100       4,196       138,850  SH                 X                     X
AMLI RESIDENTIAL PPTYS TR           001735109       1,690        67,000  SH                 X                     X
ALLMERICA FINL CORP                 019754100         898        20,000  SH                 X                     X
AMEREN CORP                         023608102       4,275       100,000  SH                 X                     X
AMERUS GROUP CO                     03072M108       2,717        70,670  SH                 X                     X
AON CORP                            037389103         420        12,000  SH                 X                     X
APARTMENT INVT & MGMT CO            03748R101         967        20,000  SH                 X                     X
ARCH COAL INC                       039380100      19,242       900,000  SH                 X                     X
ARCHSTONE-SMITH TR                  039583109       2,933       109,473  SH                 X                     X
ASSOCIATED BANC CORP                045487105       1,323        34,786  SH                 X                     X
AVALONBAY CMNTYS INC                053484101       1,791        35,964  SH                 X                     X
BALDWIN & LYONS INC CLASS B         057755209         607        24,260  SH                 X                     X
BANK ONE CORP                       06423A103         784        18,775  SH                 X                     X
BARRICK GOLD CORP                   067901108         925        53,000  SH         X                             X
BERKSHIRE HATHAWAY INC DEL CLASS B  084670207       2,679         1,131  SH                 X                     X
BOSTON PROPERTIES INC               101121101         907        23,000  SH                 X                     X
BURLINGTON NORTHN SANTA FE          12189T104     482,880    16,000,000  SH                 X                     X
CHARTER ONE FINL INC                160903100         892        28,578  SH                 X                     X
CHUBB CORP                          171232101         585         8,000  SH                 X                     X
CINERGY CORP                        172474108       3,575       100,000  SH                 X                     X
CITIGROUP INC                       172967101         512        10,333  SH                 X                     X
CITIZENS COMMUNICATIONS CO          17453B101         602        55,980  SH                 X                     X
COMMERCE GROUP INC MASS             200641108         774        20,000  SH                 X                     X
DEUTSCHE BANK AG NAMEN              D18190898         644        10,000  SH                 X                     X
EQUITY OFFICE PROPERTIES TRU        294741103       1,994        66,492  SH                 X                     X
EQUITY RESIDENTIAL PPTYS TR         29476L107       2,130        74,110  SH                 X                     X
FIFTH THIRD BANCORP                 316773100         564         8,362  SH                 X                     X
FIRST FED CAP CORP                  319960100       3,052       161,884  SH                 X                     X
GREAT PLAINS ENERGY INC             391164100       2,495       100,000  SH                 X                     X
HARLEYSVILLE GROUP INC              412824104       2,177        82,400  SH                 X                     X
HERCULES INC                        427056106       1,300       100,000  SH            X                          X
INTEL CORP                          458140100       1,232        40,500  SH                 X                     X
INTERNATIONAL BUSINESS MACHS        459200101       1,352        13,000  SH                 X                     X
IPC HLDGS LTD                       G4933P101       1,111        34,150  SH                 X                     X
KOHLS CORP                          500255104         655         9,200  SH                 X                     X
MARSHALL & ILSLEY CORP              571834100         622        10,000  SH                 X                     X
MELLON FINL  CORP                   58551A108         772        20,000  SH                 X                     X
MERCHANTS GROUP INC                 588539106         537        22,300  SH                 X                     X
MERCURY GENL CORP NEW               589400100         963        20,700  SH                 X                     X
METLIFE INC                         59156R108         576        18,300  SH                 X                     X
OHIO CAS CORP                       677240103       1,663        87,800  SH                 X                     X
PHILIP MORRIS COS INC               718154107       1,317        25,000  SH                 X                     X
PROGRESSIVE CORP OHIO               743315103       2,166        13,000  SH                 X                     X
PROTECTIVE LIFE CORP                743674103         935        30,000  SH                 X                     X
RLI CORP                            749607107         742        14,343  SH                 X                     X
ROUSE CO PFD CONV SER B             779273309         130         2,900  SH                 X                     X
SCHWAB CHARLES CORP NEW             808513105         700        53,500  SH                 X                     X
UNITED FIRE & CAS CORP              910331107       2,494        75,684  SH                 X                     X
XL CAPL LTD                         G98255105       1,573        16,854  SH                 X                     X
WELLS FARGO & CO NEW                949746101       1,091        22,094  SH                 X                     X

GRAND TOTAL                                       573,600    19,042,873
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